Inventories	6 Months Ended
Jun. 30, 2016
Inventories [Abstract]
Inventories:
4.      Inventories:
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2015	June 30, 2016
Lubricants	$7,438	$7,273
Bunkers	6,809	9,609
Total	$14,247	$16,882